Share-based compensation - Share-based compensation costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Share-based compensation
Total share-based compensation costs	$ 591
Sales and marketing
Share-based compensation
Total share-based compensation costs	12
General and administrative
Share-based compensation
Total share-based compensation costs	$ 579